LEASES (Tables)	9 Months Ended
Sep. 30, 2019
Schedule of Components of Leases

The Partnership has the following balances recorded on its unaudited condensed consolidated balance sheet related to leases:

September 30, 2019
Assets:
Operating	$11,321
Finance	6,211
Total ROU assets(1)	$17,532
Liabilities:
Current
Operating	$2,080
Finance	1,236
Long-term
Operating	12,246
Finance	4,656
Total lease liabilities(2)	$20,218
(1)

The Partnership’s ROU operating assets and finance assets are presented within Other assets and Property and equipment, net of accumulated depreciation, respectively in its unaudited condensed consolidated balance sheet.

(2)

The Partnership’s current lease liabilities and long-term are presented within Accounts payable and accrued liabilities and Other long-term liabilities, respectively in its unaudited condensed consolidated balance sheet.

Components of Lease Expense

The components of lease expense were as follows:

		Nine months ended September 30, 2019
Lease cost	Classification
Operating lease costs	General and administrative expense	$2,687
Finance lease costs
Amortization of leased assets	Depreciation and Amortization	899
Interest on lease liabilities	Interest expense	370
Variable lease costs	General and administrative expense	—
Short-term lease costs	General and administrative expense	—
Net Lease costs		$3,956
(1)	The Partnership does not have any short-term leases with lease terms greater than one month.

Schedule of Minimum Lease Commitments Remaining Under the Partnerships Operating Lease and Capital Lease, per ASC 840

Minimum lease commitments remaining under the Partnership’s operating leases and capital leases, per ASC 840, Leases, as of December 31, 2018 were as follows:

Year ending December 31,	Operating	Capital
2019	$4,349	$1,499
2020	2,765	1,196
2021	2,130	949
2022	1,539	558
2023	1,184	89
Thereafter	5,737	—
Total	$17,704	$4,291
Less: Interest		(875)
Present value of lease liabilities		$3,416

ASC 842
Schedule of Maturities the Partnership's of Lease liabilities, per ASC 842

Maturities of the Partnership’s lease labilities as of September 30, 2019, per ASC 842, Leases, were as follows:

Year ending December 31,	Operating	Finance
2019	$867	$484
2020	3,320	1,761
2021	2,830	1,922
2022	2,532	1,978
2023	2,279	763
Thereafter	8,495	43
Total	$20,323	$6,951
Less: Interest	5,997	1,059
Present value of lease liabilities	$14,326	$5,892